Borrowings - Bank Loans (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd.
Borrowings
Borrowings prepaid	$ 29,750